COSTS AND EXPENSES BY NATURE (Details) - Schedule of other (gains) losses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of other (gains) losses [Abstract]
Fuel hedging	$ 82,487
Slot Write Off	36,896
Provision for onerous contract related to purchase commitment	44,000
Goodwill Impairment	1,728,975
Other	(17,569)	(11,525)	53,499
Total	$ 1,874,789	$ (11,525)	$ 53,499